Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED)
March 31, 2026

See accompanying notes to schedule of investments.
(Amounts in thousands)
Par/Shares Description Acquisition Date
Value as of
March 31, 2026
Private Real Estate - 77.1%
Equity - 20.0%
Development - 13.2%
N/A Income 1 TRS, LLC | Various locations (Cost $66,899)
(1)(2)(3)(4)
03/31/22 $ 84,655
Land - 1.0%
N/A FR Fairfax, LLC | Los Angeles, CA (Cost $3,787)
(1)(2)(3)(4)
01/10/24 $ 3,000
N/A FR La Brea, LLC | Los Angeles, CA (Cost $3,300)
(1)(2)(3)(4)
04/30/25 3,000
Total Land (Cost $7,087 ) $ 6,000
Multifamily - 5.8%
N/A FR MP Brandon Glen JV, LLC | Conyers, GA (Cost $8,837)
(2)(3)(4)
03/31/22 $ 12,960
N/A Mezza JV LP | Jacksonville, FL (Cost $15,405)
(1)(2)(3)(4)
12/11/25 18,075
N/A The View JV LP | Lewisville, TX (Cost $6,105)
(2)(3)
03/31/22 6,713
Total Multifamily (Cost $30,347 ) $ 37,748
Total Equity (Cost $104,333) $ 128,403
Mezzanine Debt - 2.1%
Multifamily - 2.1%
$ 5,737 RSE Boat Club Investor, LLC | Fort Worth, TX, 13.94% (10.25% + SOFR, all PIK),
09/27/27 (Cost $9,503)
(2)(3)(5)(6)
09/27/22 $ 9,415
3,017 RSE Vista Norte Investor, LLC | Anthem, AZ, 13.94% (10.25% + SOFR, all PIK),
06/23/26 (Cost $4,040)
(2)(3)(5)(6)
12/23/22 4,033
Total Multifamily (Cost $13,543 ) $ 13,448
Total Mezzanine Debt (Cost $13,543) $ 13,448
Preferred Equity - 48.1%
Hospitality - 0.3%
$ 2,229 Y Hotel Leveraged Lender, LLC | Pittsburgh, PA, 15.50%, 11/13/19
(Cost $2,229)
(2)(3)(4)(7)
03/31/22 $ 2,210
Multifamily - 47.8%
$ 4,500 Breckenridge Group Springfield Missouri, LLC | Springfield, MO, 13.50%, 01/01/27
(Cost $4,500)
(2)(3)
03/31/22 $ 4,500
6,835 Fort Myers Reef Holdings, LLC | Fort Myers, FL, 10.90% (6.83% Cash + 4.07% PIK),
09/01/28 (Cost $10,302)
(1)(2)(3)(6)
03/31/22 10,315
5,824 Fundrise Beacon Place Investor, LLC | Huntsville, AL, 14.25% (14.25% PIK), 11/21/28
(Cost $6,015)
(2)(3)(6)
05/21/25 6,026
7,050 Fundrise Broadway Investor I, LLC | Phoenix, AZ, 13.50% (7.50% Cash + 6.00% PIK),
02/20/27 (Cost $7,097)
(1)(2)(3)(6)
02/20/26 7,097
11,792 Fundrise Brookwood Investor I, LLC | Austell, GA, 13.00% (3.00% Cash + 10.00%
PIK), 01/16/31 (Cost $12,039)
(1)(2)(3)(6)
01/16/26 12,089
10,787 Fundrise Busbee Investor I, LLC | Asheville, NC, 15.00% (4.00% Cash + 11.00% PIK),
01/10/29 (Cost $13,314)
(1)(2)(3)(6)
12/04/23 13,348
1,914 Fundrise Century Farms Investor I, LLC | McKinney, TX, 14.00% (14.00% PIK),
09/28/28 (Cost $2,435)
(2)(3)(6)
03/28/25 2,435
1,501 Fundrise East Village Investor I, LLC | Roswell, GA, 14.25% (14.25% PIK), 04/23/27
(Cost $1,993)
(1)(2)(3)(6)
04/24/24 1,994
1,483 Fundrise Ellenton Investor, LLC | Parrish, FL, 12.75% (12.75% PIK), 08/15/29 (Cost
$1,489)
(2)(3)(6)
08/15/25 1,489
10,145 Fundrise Exchange Investor I, LLC | Panama City Beach, FL, 13.00% (8.00% Cash +
5.00% PIK), 02/01/31 (Cost $10,222)
(1)(2)(3)(6)
02/05/26 10,263
19,195 Fundrise Fair Lakes Investor, LLC | Fairfax, VA, 14.00% (5.00% Cash + 9.00% PIK),
09/04/29 (Cost $19,604)
(2)(3)(6)
09/04/25 19,647
9,161 Fundrise Gainesville Investor I, LLC | Gainesville, FL, 13.00% (13.00% PIK), 06/21/26
(Cost $12,575)
(2)(3)(6)
11/01/23 12,581
1,547 Fundrise Highlands Investor I, LLC | Knoxville, TN, 15.50% (4.00% Cash + 11.50%
PIK), 02/09/27 (Cost $1,910)
(1)(2)(3)(6)
02/09/24 1,910
10,650 Fundrise Jackson  Parc  Investor I, LLC | North Augusta, SC, 13.00% (13.00% PIK),
09/04/28 (Cost $11,299)
(2)(3)(6)
09/04/24 11,319
10,000 Fundrise Kelly Park Investor I, LLC | Apopka, FL, 13.00% (13.00% PIK), 01/28/29
(Cost $10,801)
(2)(3)(6)
01/29/25 10,823
231 Fundrise Lake Mary Investor, LLC | Lake Mary, FL, 12.75% (12.75% PIK), 11/06/29
(Cost $232)
(1)(2)(3)(6)
11/07/25 232

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED) (Continued)
March 31, 2026

See accompanying notes to schedule of investments.
Par/Shares Description Acquisition Date
Value as of
March 31, 2026
Multifamily - 47.8% (continued)
$ 18,583 Fundrise Lemon Creek Investor I, LLC | Boerne, TX, 13.50% (13.50% PIK), 10/15/28
(Cost $21,325)
(2)(3)(6)
10/15/24 $ 21,367
15,434 Fundrise Mont Belvieu Investor I, LLC | Baytown, TX, 13.50% (13.50% PIK), 09/26/28
(Cost $18,084)
(2)(3)(6)
09/26/24 18,119
14,000 Fundrise NoDa Investor I, LLC | Charlotte, NC, 13.00% (13.00% PIK), 07/02/28 (Cost
$15,916)
(2)(3)(6)
07/02/24 15,944
9,022 Fundrise Oakridge Investor I, LLC | Forney, TX, 13.50% (7.50% Cash + 6.00% PIK),
02/20/27 (Cost $9,082)
(1)(2)(3)(6)
02/20/26 9,083
10,000 Fundrise Ocean Village Investor I, LLC | Palm Coast, FL, 13.00% (13.00% PIK),
04/30/29 (Cost $10,335)
(2)(3)(6)
04/30/25 10,358
8,403 Fundrise PB Investor I, LLC | Palm Bay, FL, 13.00% (13.00% PIK), 10/08/26 (Cost
$11,589)
(1)(2)(3)(6)
10/19/23 11,590
2,263 Fundrise Pelican Investor I, LLC | Myrtle Beach, SC, 16.00% (4.00% Cash + 12.00%
PIK), 11/17/28 (Cost $2,692)
(1)(2)(3)(6)
10/08/24 2,699
2,192 Fundrise Providence Commons Investor I, LLC | Aubrey, TX, 14.00% (14.00% PIK),
04/10/29 (Cost $2,404)
(2)(3)(6)
04/10/25 2,410
10,960 Fundrise PSL Investor I, LLC | Port St. Lucie, FL, 13.00% (13.00% PIK), 08/05/26
(Cost $14,969)
(1)(2)(3)(6)
11/15/23 14,970
6,052 Fundrise Silo B2 Investor I, LLC | Salt Lake City, UT, 13.00% (13.00% PIK), 04/01/29
(Cost $6,165)
(2)(3)(6)
12/10/25 6,174
17,115 Fundrise Silo Park Investor, LLC | Salt Lake City, UT, 13.00% (13.00% PIK), 11/01/28
(Cost $17,797)
(2)(3)(6)
07/07/25 17,823
12,614 Fundrise Springs Investor I, LLC | Melissa, TX, 13.50% (7.50% Cash + 6.00% PIK),
03/13/27 (Cost $12,654)
(1)(2)(3)(6)
03/13/26 12,654
2,888 Fundrise Stellar Investor I, LLC | Denver, CO, 13.85% (13.85% PIK), 12/22/32 (Cost
$2,972)
(2)(3)(6)
12/22/25 2,972
7,286 Fundrise VB Investor I, LLC | Vero Beach, FL, 13.00% (13.00% PIK), 01/05/27 (Cost
$9,951)
(1)(2)(3)(6)
11/15/23 9,952
4,160 RSE Daytona Investor I, LLC | Daytona Beach, FL, 14.00% (14.00% PIK), 02/05/27
(Cost $5,908)
(1)(2)(3)(6)
02/09/23 5,685
4,438 SFR Reflections I, LLC | Sunrise, FL, 10.10%, 12/01/30 (Cost $4,438)
(2)(3)
03/31/22 4,447
10,730 WP Walcott Hackensack Sub, LLC | Hackensack, NJ, 14.00% (14.00% PIK), 01/29/27
(Cost $13,888)
(2)(3)(6)
03/31/22 13,889
Total Multifamily (Cost $305,996 ) $ 306,204
Total Preferred Equity (Cost $308,225) $ 308,414
Senior Debt - 6.9%
Industrial - 2.2%
$ 14,300 Nexus Apex Holdings, LLC | Hubbard, TX, 12.55% (8.27% Cash + 4.28% PIK),
03/02/29 (Cost $14,319)
(2)(3)(6)
03/02/26 $ 14,319
Land - 4.7%
$ 29,905 The Station East Owner II, LLC | Union City, CA, 13.00%, 05/20/27 (Cost $29,905)
(2)(3)
05/19/25 $ 29,922
Total Senior Debt (Cost $44,224) $ 44,241
Total Private Real Estate (Cost $470,325) $ 494,506
Commercial Mortgage-Backed Securities - 21.5%
Non-U.S. Government Agency Issues - 21.5%
$ 10,000 ARES Industrial Real Estate - ARES 2024-IND D, 6.56% (2.89% + SOFR),
07/15/26
(5)(8)(9)
$ 10,024
10,000 ARES Industrial Real Estate - ARES 2024-IND E, 7.61% (3.94% + SOFR),
07/15/26
(5)(8)(9)
10,010
10,000 ARES Industrial Real Estate - ARES 2024-IND2 E, 7.11% (3.44% + SOFR),
10/15/29
(5)(8)(9)
10,026
5,740 ARES Industrial Real Estate - ARES 2025-IND3 D, 6.22% (2.55% + SOFR),
04/15/27
(5)(8)(9)
5,753
5,120 ARES Industrial Real Estate - ARES 2025-IND3 E, 7.22% (3.55% + SOFR), 04/15/27
(5)
(8)(9)
5,135
2,878 Blackstone Multifamily - BX Commercial Mortgage Trust 2024-AIR2 D, 6.46% (2.79%
+ SOFR), 10/15/26
(5)(8)(9)
2,884
13,238 Blackstone Multifamily - BX Commercial Mortgage Trust 2024-AIRC D, 6.76%
(3.09% + SOFR), 08/15/26
(5)(8)(9)
13,268
3,899 Blackstone Multifamily - BX Commercial Mortgage Trust 2024-GPA2 E, 7.21%
(3.54% + SOFR), 11/15/26
(5)(8)(9)
3,901

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED) (Continued)
March 31, 2026

See accompanying notes to schedule of investments.
Par/Shares Description Acquisition Date
Value as of
March 31, 2026
Non-U.S. Government Agency Issues - 21.5% (continued)
$ 10,000 Blackstone Multifamily - BX Commercial Mortgage Trust 2025-OMG, 6.62% (2.95% +
SOFR), 10/15/27
(5)(8)(9)
$ 9,995
2,000 Brookfield Multifamily - BMP 2024-MF23 D, 6.06% (2.39% + SOFR), 06/15/26
(5)(8)(9)
2,003
2,100 Buckingham Multifamily - GSAT Trust 2025-BMF D, 6.17% (2.50% + SOFR),
07/15/27
(5)(8)(9)
2,095
11,100 Buckingham Multifamily - GSAT Trust 2025-BMF F, 7.82% (4.15% + SOFR),
07/15/27
(5)(8)
11,088
2,486 LBA Industrial - LBA Trust 2024-7IND D, 6.31% (2.64% + SOFR), 10/15/26
(5)(8)(9)
2,489
5,000 QTS Data Centers - BX 2025-VLT6 E, 6.86% (3.19% + SOFR), 03/15/27
(5)(8)
4,969
8,250 QTS Data Centers - BX 2025-VLT7 D, 6.92% (3.25% + SOFR), 07/15/27
(5)(8)
8,213
11,000 QTS Data Centers - BX 2025-VLT7 E, 7.42% (3.75% + SOFR), 07/15/27
(5)(8)
10,928
2,000 Starwood Industrial - SCG Commercial Mortgage Trust 2025-SNIP D, 6.27% (2.60% +
SOFR), 09/15/27
(5)(8)(9)
2,007
1,300 Starwood Industrial - SCG Commercial Mortgage Trust 2025-SNIP E, 7.07% (3.40% +
SOFR), 09/15/27
(5)(8)(9)
1,304
12,500 SWITCH Data Centers - SWCH 2025-DATA E, 7.01% (3.34% + SOFR), 02/15/27
(5)(8)(9)
12,316
10,000 TPG Industrial - DGWD Trust 2025-INFL E, 7.67% (4.00% + SOFR), 08/15/27
(5)(8)
9,986
Total Commercial Mortgage-Backed Securities (Cost $138,456) $ 138,394
Residential Mortgage-Backed Securities - 3.2%
Non-U.S. Government Agency Issues - 3.2%
$ 4,200 ACREC Partners Multifamily - ACREC 2025 FL3 LLC D, 6.72% (3.04% + SOFR),
01/18/27
(5)(8)(9)
$ 4,198
2,500 ACREC Partners Multifamily - ACREC 2025 FL3 LLC E, 7.47% (3.79% + SOFR),
01/18/27
(5)(8)(9)
2,435
3,400 Arbor Realty Multifamily - ARCREN 2025-FL1 LLC D, 6.97% (3.29% + SOFR),
01/20/28
(5)(8)(9)
3,400
3,000 MF1 Multifamily - MF1 2025-FL17 LLC E, 7.17% (3.49% + SOFR), 07/18/26
(5)(8)(9)
2,981
5,000 MF1 Multifamily - MF1 2025-FL20 LLC E, 7.03% (3.35% + SOFR), 02/18/28
(5)(8)
5,003
2,356 Tricon Residential Single Family - TCN 2025-SFR2 D, 6.07%, 08/17/32
(8)
2,337
Total Residential Mortgage-Backed Securities (Cost $20,423) $ 20,354
Investment Company - 5.3%
2,628 Fundrise Real Estate Interval Fund, LLC
(1)
$ 34,193
Total Investment Company (Cost $31,100) $ 34,193
Short-Term Investment - 7.1%
45,314 JP Morgan U.S. Treasury Plus Money Market Fund, Capital Shares, 3.62%
(10)
$ 45,314
Total Short-Term Investment (Cost $45,314) $ 45,314
Total investments, at value - 114.2% (Cost $705,618) $ 732,761
Liabilities in excess of other assets - (14.2)% (91,138)
Total Net Assets - 100.0% $ 641,623
LLC Limited Liability Company
LP Limited Partnership
PIK Payment in Kind
SOFR Secured Overnight Financing Rate
(1)
Investment in an affiliate. See Note 2, Summary of Significant Accounting Policies for additional information.
(2) Investments classified as Level 3 within the three-tier fair value hierarchy. See the accompanying notes to the schedule of investments for an explanation of this hierarchy, as well as a list of significant unobservable inputs used in the valuation of these instruments.
(3)
Restricted security. The aggregate value of restricted securities at March 31, 2026 is approximately $494,506 (amount in thousands) and represents approximately 77.1% of net assets. See Note 2, Summary of Significant Accounting Policies for additional information.
(4) Non-income producing investment.
(5) This investment has a floating interest rate. Coupon rate, reference index and spread shown at March 31, 2026.
(6) The investment accrues interest at a stated rate, consisting of both cash and PIK components. The rate applicable to the PIK portion is disclosed separately.
PIK interest is computed at the contractual rate specified in each loan agreement and is added to the principal balance of the investment rather than being paid in cash. PIK interest is recognized as interest income as it accrues, and its collection is typically deferred until repayment of the related principal.
(7) As of March 31, 2026, this investment had incurred an event of default due to non-payment of outstanding principal and contractual interest, and is non-
accrual. The real estate investment is secured by the underlying property.
(8) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold to qualified institutional buyers in transactions exempt from registration. The aggregate value of these securities at March 31, 2026 is approximately $158,748 (amount in thousands) and represents approximately 24.7% of net assets.
(9) All or a portion of this security has been pledged as collateral for securities sold under agreement to repurchase.

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED) (Continued)
March 31, 2026

See accompanying notes to schedule of investments.
(10) Rate disclosed is representative of the seven-day effective yield as of March 31, 2026.
(Amounts in thousands)
Reverse Repurchase Agreements
Counterparty Settlement Date Maturity Date
Interest %
(Borrowing Rate) Principal
Payable (Including
Accrued Interest)
Barclays Bank PLC 03/05/26 04/06/26 4.72% $ 3,111 $ (3,122)
Barclays Bank PLC 03/05/26 04/06/26 4.77% 1,795 (1,802)
Barclays Bank PLC 03/05/26 04/06/26 4.82% 6,960 (6,985)
Barclays Bank PLC 03/05/26 04/06/26 4.82% 2,766 (2,776)
J.P. Morgan Securities, LLC 03/09/26 04/09/26 4.68% 1,502 (1,506)
J.P. Morgan Securities, LLC 03/09/26 04/09/26 4.68% 4,300 (4,313)
J.P. Morgan Securities, LLC 03/09/26 04/09/26 4.88% 846 (849)
J.P. Morgan Securities, LLC 03/09/26 04/09/26 4.88% 1,942 (1,948)
J.P. Morgan Securities, LLC 03/20/26 04/20/26 4.67% 1,864 (1,867)
J.P. Morgan Securities, LLC 03/20/26 04/20/26 4.67% 9,941 (9,956)
J.P. Morgan Securities, LLC 03/20/26 04/20/26 4.67% 2,160 (2,163)
J.P. Morgan Securities, LLC 03/30/26 04/30/26 4.68% 1,500 (1,500)
J.P. Morgan Securities, LLC 03/30/26 04/30/26 4.68% 9,249 (9,251)
J.P. Morgan Securities, LLC 03/30/26 04/30/26 4.68% 1,578 (1,579)
J.P. Morgan Securities, LLC 03/30/26 04/30/26 4.68% 7,502 (7,504)
J.P. Morgan Securities, LLC 03/30/26 04/30/26 4.73% 2,575 (2,576)
J.P. Morgan Securities, LLC 03/30/26 04/30/26 4.88% 6,490 (6,492)
J.P. Morgan Securities, LLC 03/30/26 04/30/26 4.88% 6,500 (6,502)
J.P. Morgan Securities, LLC 03/30/26 04/30/26 4.88% 3,320 (3,321)
Total $ 75,901 $ (76,012)

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)
March 31, 2026

1. Formation and Organization
Fundrise Income Real Estate Fund, LLC (the “Fund” or the “Registrant”) is a Delaware limited liability company and has elected to be taxed as a real estate investment trust (a “REIT”) for U.S. federal income tax purposes under Part II of Subchapter M of Chapter
1 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with its taxable year ended December 31, 2022, and intends to continue to qualify as a REIT. The Fund is organized as a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that operates as an interval fund. The Fund’s registration statement was declared effective on February 3, 2022. The Fund commenced investment operations on April 1, 2022, following a tax-free reorganization on March 31, 2022.
The Fund’s investment objective is to seek current income from which to pay attractive, consistent cash distributions while preserving capital. Under normal circumstances, the Fund’s investment strategy is to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in residential and commercial real estate, the securities of real estate and real estate-related issuers, and real estate-related loans or other real estate-related debt securities.
The investment adviser to the Fund is Fundrise Advisors, LLC (the “Adviser”), an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-
owned subsidiary of Rise Companies Corp. (“Rise Companies” or the “Sponsor”), the Fund’s sponsor. Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.
2. Summary of Significant Accounting Policies
Valuation Oversight
Pursuant to SEC Rule 2a-5 under the 1940 Act, the Board has approved the Adviser as the Fund’s Valuation Designee (“Valuation
Designee”), to provide administration and oversight of the Fund’s valuation policies and procedures. The Fund values its investments in accordance with such procedures. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value (“NAV”), the Adviser, subject to the oversight of the Board, uses various valuation methodologies. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors.
When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
Fair Value Measurement
The following is a current summary of certain methods generally used to value investments of the Fund under the Fund’s valuation procedures:
The Fund applies Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair
Value Measurement, as amended, which establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and required disclosures of fair value measurement. U.S. GAAP defines the fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
March 31, 2026

The Fund determines the fair value of certain investments in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:
Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).
Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques may include use of discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or other valuation assumptions that require significant management judgment or estimation.
The Fund’s real estate equity investments are generally fair valued based on a discounted cash flow analysis, direct capitalization method or other income approach, or by a sales comparison or cost approach. The Adviser accounts for properties at the individual property level and such assets are fair valued using inputs that consider property-level data that is gathered and evaluated periodically to reflect new information (e.g., rental payment history) regarding the property or the appreciation interest, if any.
Properties held through joint ventures generally will be valued in a manner that is consistent with the methods described above.
Once the value of a property held by the joint venture is determined, the Adviser will separately determine the fair value of any other assets and liabilities, including notes payable, of the joint venture. The fair values of notes payable are generally determined by the yield or equity method via discounted cash flow analysis using current market rates derived from observable market data.
The Fund’s ownership interests are valued based on the Fund’s ownership interest in the joint venture’s net assets, including the fair value of the underlying real estate.
The initial value of the Fund’s real estate debt investments in loans, including senior mortgage loans, subordinated mortgage loans
(also referred to as B-Notes) and mezzanine loans, will generally be the par value acquisition price of such instrument. The Adviser will generally determine subsequent revaluations of the Fund’s real estate debt investments by the yield or equity method via a discounted cash flow analysis that uses current market rates derived from observable market data.
Fixed income securities are valued by an independent pricing service overseen by the Valuation Designee. The pricing service employs a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Valuation Designee, in accordance with the valuation policy and procedures approved by the Board.
These securities are generally classified in Level 2 of the fair value hierarchy.
Investments in registered investment companies, including money market funds, are valued at the NAV as of the close of each business day. These securities are generally classified in Level 1 of the fair value hierarchy.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value as of March 31, 2026. These reverse repurchase agreements are generally classified in Level 2 of the fair value hierarchy.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.
The following is a summary of the Fund’s assets and liabilities measured at fair value on a recurring basis as of March 31, 2026, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value (amounts in thousands) :

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
March 31, 2026

The following is a summary of quantitative information about the significant unobservable inputs used to determine the fair value of the Fund’s Level 3 investments as of March 31, 2026 (amounts in thousands) . The weighted average range of unobservable inputs is based on the fair value of investments. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The tables are not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the Fund’s determination of fair value.
Level 1 Level 2 Level 3 Total
Assets
Private Real Estate Equity $ – $ – $ 128,403 $ 128,403
Private Real Estate Mezzanine Debt – – 13,448 13,448
Private Real Estate Preferred Equity – – 308,414 308,414
Private Real Estate Senior Debt – – 44,241 44,241
Commercial Mortgage-Backed Securities – 138,394 – 138,394
Residential Mortgage-Backed Securities – 20,354 – 20,354
Investment Company 34,193 – – 34,193
Short-Term Investment 45,314 – – 45,314
Total Assets $ 79,507 $ 158,748 $ 494,506 $ 732,761
Liabilities
Reverse Repurchase Agreements $ – $ (76,012) $ – $ (76,012)
Total Liabilities $ – $ (76,012) $ – $ (76,012)
Investment Fair Value Valuation Technique Unobservable Input
Range (Weighted
Average)
Impact to
Valuation from an
Increase in Input
(1)
Private Real Estate Equity $ 128,403 Direct Capitalization Capitalization Rate
(2)
5.3% - 5.5% (5.4%) Decrease
Discounted Cash Flow Discount Rate
(2)
10.0% - 10.5% (10.3%) Decrease
Sales Comparison Approach Price Per Unit ($) $50 - $118 ($76) Increase
Private Real Estate Mezzanine Debt 13,448 Discounted Cash Flow Discount Rate 15.5% Decrease
Private Real Estate Preferred Equity 308,414 Discounted Cash Flow Discount Rate 10.1% - 20.0% (13.4%) Decrease
Recent Transaction Transaction Price N/A Increase
Liquidation Approach Discount Rate 10.5% Decrease
Liquidation Approach Capitalization Rate 8.5% Decrease
Private Real Estate Senior Debt 44,241 Discounted Cash Flow Discount Rate 13.0% Decrease
Recent Transaction Transaction Price N/A Increase
Total Investments
$ 494,506
(1)
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
(2)
Represents the significant unobservable input used to determine the fair value of the underlying real estate properties. The fair value of such financial instruments is the largest component of the valuation of each investment entity as a whole.

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
March 31, 2026

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands) :
Restricted Securities
The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on NAV. The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act. Rule 144A provides an exemption from the registration requirements of the
Securities Act for the resale of certain restricted securities to qualified institutional buyers. Restricted securities held at March 31,
2026 are identified within Schedule of Investments.
Reverse Repurchase Agreements
The Fund may use leverage to provide additional funds to support its investment activities. The Fund may enter into reverse repurchase agreements from a bank or dealer at a specified maturity date, under which the Fund will effectively pledge its assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.
Affiliated Investments
The Fund invests in one or more affiliated entities. As of March 31, 2026, the investments in affiliated entities consist of a registered investment company sponsored by the Adviser, and real estate investment vehicles used to acquire, hold, and finance multifamily properties and land for future development. The affiliated real estate investment vehicles have not been registered under the Securities
Act of 1933, as amended, and thus are subject to restrictions on resale.
As defined in the 1940 Act, an investment is deemed to be a “Majority Owned Subsidiary” of a fund when a fund owns, either directly or indirectly, 50% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. During the three months ended March 31, 2026, investments in affiliated entities were as follows (amounts
in thousands) :
Private Real
Estate Equity
Private Real
Estate Mezzanine
Debt
Private Real
Estate Preferred
Equity
Private Real
Estate Promissory
Notes
Private Real
Estate Senior
Debt Total
Balance as of December 31, 2025 $ 127,312 $ 12,954 $ 209,615 $ 7,826 $ 29,925 $ 387,632
Purchases 111 – 91,705 – 16,300
(1)
108,116
PIK interest – 462 7,921 – 19 8,402
Realized gain (loss) – – – – – –
Net change in unrealized appreciation/
depreciation 980 32 (139) 42 (3) 912
Sales – – (688) (7,868) (2,000)
(1)
(10,556)
Transfers into Level 3 – – – – – –
Transfers out of Level 3 – – – – – –
Balance as of March 31, 2026 $ 128,403 $ 13,448 $ 308,414 $ – $ 44,241 $ 494,506
Net change in unrealized appreciation/
depreciation for the three months ended
March 31, 2026 related to Level 3
investments held at March 31, 2026 $ 980 $ 32 $ (139) $ – $ (3) $ 870
(1)
Includes in-kind transaction.

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
March 31, 2026

Majority Owned Subsidiary Investments
Balance
as of
December
31, 2025
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK
Interest
Income
Change in
Unrealized
Appreciation/
Depreciation
Balance as
of March 31,
2026
Total
Dividend
Income
Equity
Income 1 TRS, LLC $ 84,045 $ – $ – $ – $ – $ 610 $ 84,655 $ –
FR Fairfax, LLC 3,250 – – – – (250) 3,000 –
FR La Brea, LLC 3,300 – – – – (300) 3,000 –
Mezza JV LP 17,092 – – – – 983 18,075 –
Total
$ 107,687 $ – $ – $ – $ – $ 1,043 $ 108,730 $ –
Non-Controlled Affiliated Investments
Balance
as of
December
31, 2025
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK
Interest
Income
Change in
Unrealized
Appreciation/
Depreciation
Balance as
of March 31,
2026
Total
Interest
and
Dividend
Income
Preferred Equity
Fort Meyers Reef Holdings, LLC
(1)
$ 10,155 $ – $ – $ – $ 161 $ (1) $ 10,315 $ 281
Fundrise Broadway Investor I, LLC
(1)
– 7,050 – – 47 – 7,097 107
Fundrise Brookwood Investor I, LLC
(1)
– 11,792 – – 247 50 12,089 337
Fundrise Busbee Investor I, LLC
(1)
12,967 – – – 382 (1) 13,348 494
Fundrise East Village Investor I, LLC
(1)
1,962 – (37) – 70 (1) 1,994 71
Fundrise Exchange Investor I, LLC
(1)
– 10,145 – – 77 41 10,263 202
Fundrise Highlands Investor I, LLC
(1)
1,854 – – – 57 (1) 1,910 73
Fundrise Lake Mary Investor, LLC
(1)
– 231 – – 1 – 232 2
Fundrise Oakridge Investor I, LLC
(1)
– 9,022 – – 60 1 9,083 137
Fundrise PB Investor I, LLC
(1)
11,221 – – – 369 – 11,590 369
Fundrise Pelican Investor I, LLC
(1)
2,617 – – – 83 (1) 2,699 106
Fundrise PSL Investor I, LLC
(1)
14,494 – – – 476 – 14,970 476
Fundrise Springs Investor I, LLC
(1)
– 12,614 – – 40 – 12,654 91
Fundrise VB Investor I, LLC
(1)
9,640 – – – 316 (4) 9,952 316
RSE Daytona Investor I, LLC
(1)
5,709 – – – 199 (223) 5,685 213
Promissory Note
FR Trailside, LLC 7,826 – (7,868) – – 42 – 100
Investment Company
Fundrise Real Estate Interval Fund, LLC 31,065 – – – – 3,128 34,193 18
Total
$ 109,510 $ 50,854 $ (7,905) $ – $ 2,585 $ 3,030 $ 158,074 $ 3,393
(1)
Investment represents a co-investment arrangement, in which the Fund co-invested alongside an affiliate of the Fund, including those of the Adviser
(“Real Estate Co-Investment Joint Ventures”). This arrangement is pursuant to the terms and conditions of the exemptive order issued by the SEC to the Fund, allowing the Fund to co-invest alongside certain entities affiliated with or managed by the Adviser. The Fund’s investments in real estate through the securities of a Real Estate Co-Investment Joint Ventures with its affiliates is subject to the requirements of the 1940 Act and terms and conditions of an exemptive order the Fund received from the SEC allowing the Fund and/or the Real Estate Co-Investment Joint Ventures
to co-invest alongside certain entities affiliated with or managed by the Adviser (REITs (each, an “ eREIT ®”) or other non-REIT compliant real estate-related funds). The exemptive order from the SEC imposes extensive conditions on the terms of any co-investment made by an affiliate of the Fund. The Fund has adopted procedures reasonably designed to ensure compliance with the exemptive order and the Board also oversees risk relative to such compliance.